Performance Management	Apr. 30, 2026
Segall Bryant & Hamill Small Cap Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Bar Chart and Performance Tables
Performance Narrative [Text Block]

The Fund acquired the assets of the Segall Bryant & Hamill Small Cap Value Fund, a series portfolio of Investment Managers Series Trust, on December 9, 2019 (the “Predecessor Fund”). The Predecessor Fund was also advised by SBH. Performance results shown for the Institutional Class in the bar chart and the performance table below for periods prior to the reorganization reflect the performance of the Predecessor Fund. Institutional Class shares’ returns of the Fund will be different from the Predecessor Fund as they have different expenses.

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for one-, five-, and ten-years (including performance of the Predecessor Fund, as described above), compare with those of the Russell 3000® Index, a broad-based securities market index, and the Russell 2000® Value Index, an index more representative of the Fund’s investment strategy. The Fund’s past performance (including the Predecessor Fund’s past performance), before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available on https://cisbh.com/funds or call toll-free (800) 392-2673.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (including the Predecessor Fund’s past performance), before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for one-, five-, and ten-years (including performance of the Predecessor Fund, as described above), compare with those of the Russell 3000® Index, a broad-based securities market index, and the Russell 2000® Value Index, an index more representative of the Fund’s investment strategy.
Bar Chart [Heading]	SBH Small Cap Value Fund Institutional Class - Calendar Year Total Returns as of December 31 (%)
Bar Chart Closing [Text Block]
Highest Quarterly Return: 12/31/2020 27.38%	Lowest Quarterly Return: 3/31/2020 (30.92)%

Performance Table Heading	Average Annual Total Returns (for the Periods Ended December 31, 2025)
Performance Table Narrative

After-tax returns for the Institutional Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown only for the Institutional Class, after-tax returns for the Retail Class will be different. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-qualified arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns for the Institutional Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-qualified arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for the Institutional Class, after-tax returns for the Retail Class will be different.
Performance Availability Website Address [Text]	https://cisbh.com/funds
Performance Availability Phone [Text]	(800) 392-2673
Segall Bryant & Hamill Small Cap Value Fund | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	27.38%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(30.92%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Segall Bryant & Hamill Small Cap Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Bar Chart and Performance Tables
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year, and by showing how the Fund’s average annual returns for one-, five- and ten-years compare with those of the Russell 3000® Index, a broad-based securities market index, and the Russell 2000® Growth Index, an index more representative of the Fund’s investment strategy. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on https://cisbh.com/funds or call toll-free (800) 392-2673.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year, and by showing how the Fund’s average annual returns for one-, five- and ten-years compare with those of the Russell 3000® Index, a broad-based securities market index, and the Russell 2000® Growth Index, an index more representative of the Fund’s investment strategy.
Bar Chart [Heading]	SBH Small Cap Growth Fund Retail Class - Calendar Year Total Returns as of December 31 (%)
Bar Chart Closing [Text Block]
Highest Quarterly Return: 6/30/2020 32.80%	Lowest Quarterly Return: 6/30/2022 (22.34)%

The returns above are for the Retail Class of the Fund. The Institutional Class would have substantially similar annual returns to the Retail Class because the classes are invested in the same portfolio securities. The Institutional Class’ returns will be higher over the long-term when compared to the Retail Class’ returns to the extent that the Retail Class has higher expenses.

Performance Table Heading	Average Annual Total Returns (for the Periods Ended December 31, 2025)
Performance Table Narrative

After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown only for the Retail Class; after-tax returns for the Institutional Class will be different. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-qualified arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-qualified arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for the Retail Class; after-tax returns for the Institutional Class will be different.
Performance Availability Website Address [Text]	https://cisbh.com/funds
Performance Availability Phone [Text]	(800) 392-2673
Segall Bryant & Hamill Small Cap Growth Fund | Retail Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	32.80%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(22.34%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Segall Bryant & Hamill Small Cap Core Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Bar Chart and Performance Table
Performance Narrative [Text Block]

For periods prior to December 31, 2019, the performance shown below is for the Lower Wacker Small Cap Investment Fund, LLC, an unregistered limited partnership managed by the portfolio managers of the Fund (the “Small Cap Core Predecessor Fund”). The Small Cap Core Predecessor Fund was reorganized into the Institutional Class shares on December 31, 2019, the date that the Fund commenced operations. The Fund has been managed in the same style since the Small Cap Core Predecessor Fund’s inception on December 15, 2003. The Fund’s investment goals, policies, guidelines and restrictions are, in all material respects, equivalent to the Small Cap Core Predecessor Fund’s investment goals, policies, guidelines and restrictions. The Small Cap Core Predecessor Fund’s annual returns and long-term performance reflect the actual fees and expenses that were charged when the SBH Small Cap Core Fund was a limited partnership. The Small Cap Core Predecessor Fund’s performance is net of management fees and other expenses. From its inception on December 15, 2003, through December 31, 2019, the Small Cap Core Predecessor Fund was not subject to certain investment restrictions, diversification requirements and other restrictions of the Investment Company Act of 1940, as amended (the “1940 Act”) or Subchapter M of the Internal Revenue Code of 1986, as amended, which, if they had been applicable, might have adversely affected the Fund’s performance.

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Institutional Class performance from year to year, and by showing how the Fund’s average annual returns for one-, five- and ten-years (including performance of the Small Cap Core Predecessor Fund, as described above) compare with those of the Russell 3000® Index, a broad-based securities market index, and the Russell 2000® Index, an index more representative of the Fund’s investment strategy. The Fund’s past performance (including the Small Cap Core Predecessor Fund), before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on https://cisbh.com/funds or call toll-free (800) 392-2673.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (including the Small Cap Core Predecessor Fund), before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Institutional Class performance from year to year, and by showing how the Fund’s average annual returns for one-, five- and ten-years (including performance of the Small Cap Core Predecessor Fund, as described above) compare with those of the Russell 3000® Index, a broad-based securities market index, and the Russell 2000® Index, an index more representative of the Fund’s investment strategy.
Bar Chart [Heading]	SBH Small Cap Core Fund Institutional Class - Calendar Year Total Returns as of December 31 (%)
Bar Chart Closing [Text Block]
Highest Quarterly Return: 12/31/2020 24.17%	Lowest Quarterly Return: 3/31/2020 (23.70)%

Performance Table Heading	Average Annual Total Returns (for the Periods Ended December 31, 2025)
Performance Table Narrative

After-tax returns for the Institutional Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown only for the Institutional Class, after-tax returns for the Retail Class will be different. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-qualified arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns for the Institutional Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-qualified arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for the Institutional Class, after-tax returns for the Retail Class will be different.
Performance Availability Website Address [Text]	https://cisbh.com/funds
Performance Availability Phone [Text]	(800) 392-2673
Segall Bryant & Hamill Small Cap Core Fund | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	24.17%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(23.70%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Segall Bryant & Hamill All Cap Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Bar Chart and Performance Tables
Performance Narrative [Text Block]

The Fund acquired the assets of the Segall Bryant & Hamill All Cap Fund, a series portfolio of Investment Managers Series Trust, on December 9, 2019 (the “Predecessor Fund”). The Predecessor Fund was also advised by CI SBH Asset Management. Performance results shown for the Institutional Class in the bar chart and the performance table below for periods prior to the reorganization reflect the performance of the Predecessor Fund. Institutional Class shares’ returns of the Fund will be different from the Predecessor Fund as they have different expenses.

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for one-, five-, and ten-years (including performance of the Predecessor Fund, as described above), compare with those of a broad-based securities market index. The Fund’s past performance (including the Predecessor Fund’s past performance), before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available on https://cisbh.com/funds or call toll-free (800) 392-2673.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (including the Predecessor Fund’s past performance), before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for one-, five-, and ten-years (including performance of the Predecessor Fund, as described above), compare with those of a broad-based securities market index.
Bar Chart [Heading]	SBH All Cap Fund Institutional Class - Calendar Year Total Returns as of December 31 (%)
Bar Chart Closing [Text Block]
Highest Quarterly Return: 6/30/2020 24.00%	Lowest Quarterly Return: 3/31/2020 (17.65)%

Performance Table Heading	Average Annual Total Returns (for the Periods Ended December 31, 2025)
Performance Table Narrative

After-tax returns for the Institutional Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown only for the Institutional Class, after-tax returns for the Retail Class will be different. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-qualified arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns for the Institutional Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-qualified arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for the Institutional Class, after-tax returns for the Retail Class will be different.
Performance Availability Website Address [Text]	https://cisbh.com/funds
Performance Availability Phone [Text]	(800) 392-2673
Segall Bryant & Hamill All Cap Fund | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	24.00%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(17.65%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Segall Bryant & Hamill Emerging Markets Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Bar Chart and Performance Tables
Performance Narrative [Text Block]

The Fund acquired the assets of the Segall Bryant & Hamill Emerging Markets Fund, a series portfolio of Investment Managers Series Trust, on December 9, 2019, (the “Emerging Markets Predecessor Fund”). The Emerging Markets Predecessor Fund was also advised by CI SBH Asset Management. On October 30, 2015, the Emerging Markets Predecessor Fund acquired the assets and liabilities of the Philadelphia Emerging Markets Fund (the “Philadelphia Predecessor Fund”) (together, with the Emerging Markets Predecessor Fund, the “Predecessor Funds”).

For periods from October 31, 2015, to December 9, 2019, performance results shown in the bar chart and the performance table below for the Fund’s Retail Class shares and Institutional Class shares reflect the performance of the Emerging Markets Predecessor Fund.

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund performance from year to year, and by showing how the Fund’s average annual returns for one-, five-, and ten-years (including performance of the Predecessor Funds, as described above), compare with those of the MSCI ACWI ex-USA Investable Market Index, a broad-based securities market index, and the MSCI Emerging Markets Index, an index more representative of the Fund’s investment strategy an unmanaged index of securities.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on https://cisbh.com/funds or call toll-free (800) 392-2673.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund performance from year to year, and by showing how the Fund’s average annual returns for one-, five-, and ten-years (including performance of the Predecessor Funds, as described above), compare with those of the MSCI ACWI ex-USA Investable Market Index, a broad-based securities market index, and the MSCI Emerging Markets Index, an index more representative of the Fund’s investment strategy an unmanaged index of securities.
Bar Chart [Heading]	SBH Emerging Markets Fund Institutional Class - Calendar Year Total Returns as of December 31 (%)
Bar Chart Closing [Text Block]
Highest Quarterly Return: 6/30/2020 16.82%	Lowest Quarterly Return: 3/31/2020 (26.12)%

Performance Table Heading	Average Annual Total Returns (for the Periods Ended December 31, 2025)
Performance Table Narrative

After-tax returns for the Institutional Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown only for the Institutional Class, after-tax returns for the Retail Class will be different. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-qualified arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns for the Institutional Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-qualified arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for the Institutional Class, after-tax returns for the Retail Class will be different.
Performance Availability Website Address [Text]	https://cisbh.com/funds
Performance Availability Phone [Text]	(800) 392-2673
Segall Bryant & Hamill Emerging Markets Fund | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	16.82%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(26.12%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Segall Bryant & Hamill International Small Cap Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Bar Chart and Performance Tables
Performance Narrative [Text Block]

The Fund acquired the assets of the Segall Bryant & Hamill International Small Cap Fund, a series portfolio of Investment Managers Series Trust on December 9, 2019, (the “International Small Cap Predecessor Fund”). The International Small Cap Predecessor Fund was also advised by SBH.

On October 30, 2015, the International Small Cap Predecessor Fund acquired the assets and liabilities of the Philadelphia International Small Cap Fund (the “Philadelphia International Small Cap Predecessor Fund”) (together, with the International Small Cap Predecessor Fund, the “Predecessor Funds”).

For periods from October 31, 2015, to December 31, 2018, performance results shown in the bar chart and the performance table below for the Fund’s Retail Class shares and Institutional Class shares reflect the performance of the International Small Cap Predecessor Fund.

Performance results shown in the bar chart and the performance table below for periods prior to the reorganization reflect the performance of the Predecessor Funds. Performance returns of the Fund will be different from the Predecessor Funds as they have different expenses. The Predecessor Funds’ past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for one-, five-, and ten-years (including performance of the Predecessor Funds, as described above), compare with those of the MSCI ACWI ex-USA Investable Market Index, a broad-based securities market index, and the MSCI EAFE Small Cap Index, an index more representative of the Fund’s investment strategy.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on https://cisbh.com/funds or call toll-free (800) 392-2673.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for one-, five-, and ten-years (including performance of the Predecessor Funds, as described above), compare with those of the MSCI ACWI ex-USA Investable Market Index, a broad-based securities market index, and the MSCI EAFE Small Cap Index, an index more representative of the Fund’s investment strategy.
Bar Chart [Heading]	SBH International Small Cap Fund Institutional Class - Calendar Year Total Returns as of December 31 (%)
Bar Chart Closing [Text Block]
Highest Quarterly Return: 12/31/2022 17.46%	Lowest Quarterly Return: 3/31/2020 (34.51)%

Performance Table Heading	Average Annual Total Returns (for the Periods Ended December 31, 2025)
Performance Table Narrative

After-tax returns for the Institutional Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown only for the Institutional Class, after-tax returns for the Retail Class will be different. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-qualified arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns for the Institutional Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-qualified arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for the Institutional Class, after-tax returns for the Retail Class will be different.
Performance Availability Website Address [Text]	https://cisbh.com/funds
Performance Availability Phone [Text]	(800) 392-2673
Segall Bryant & Hamill International Small Cap Fund | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	17.46%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(34.51%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Segall Bryant & Hamill International Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Bar Chart and Performance Tables
Performance Narrative [Text Block]

For periods prior to December 8, 2023, the performance shown below is for the Segall Bryant & Hamill International Fund, LP (the “Predecessor Fund”), an unregistered limited partnership managed by the portfolio managers of the Fund. The Predecessor Fund was reorganized into the Institutional Class shares on December 8, 2023, the date that the SBH International Equity Fund commenced operations. The SBH International Equity Fund has been managed in the same style and by the same portfolio managers since the Predecessor Fund’s inception on October 27, 2021. The SBH International Equity Fund’s investment goals, policies, guidelines and restrictions are, in all material respects, equivalent to the Predecessor Fund’s investment goals, policies, guidelines and restrictions. The Predecessor Fund’s annual returns and long-term performance reflect the actual fees and expenses that were charged when the SBH International Equity Fund was a limited partnership. The Predecessor Fund’s performance is net of management fees and other expenses. From its inception on October 27, 2021, through December 7, 2023, the Predecessor Fund was not subject to certain investment restrictions, diversification requirements and other restrictions of the Investment Company Act of 1940, as amended (the “1940 Act”) or Subchapter M of the Internal Revenue Code of 1986, as amended, which, if they had been applicable, might have adversely affected the SBH International Equity Fund’s performance.

Retail Class shares would have similar annual returns to Institutional Class shares and the Predecessor Fund because they are invested in the same portfolio of securities, however, the returns for Retail Class shares would be different from the Institutional Class shares and the Predecessor Fund because Retail Class shares have different expenses than Institutional Class shares and the Predecessor Fund. Performance information for Retail Class shares will be included after the share class has been in operation for one complete calendar year.

The following bar chart and table provide an indication of the risk of investing in the SBH International Equity Fund by showing changes in the Fund’s performance (including that of the Predecessor Fund as described above) from year to year, and by showing how the Fund’s average annual returns for one-year and since inception periods compare with those of the MSCI ACWI ex-USA Investable Market Index, a broad-based securities market index, and the MSCI EAFE Index, an index more representative of the Fund’s investment strategy. The Fund’s past performance (before and after taxes and including the past performance of the Predecessor Fund) does not necessarily indicate how it will perform in the future. Updated performance information is available on https://cisbh.com/funds or call toll-free (800) 392-2673.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes and including the past performance of the Predecessor Fund) does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risk of investing in the SBH International Equity Fund by showing changes in the Fund’s performance (including that of the Predecessor Fund as described above) from year to year, and by showing how the Fund’s average annual returns for one-year and since inception periods compare with those of the MSCI ACWI ex-USA Investable Market Index, a broad-based securities market index, and the MSCI EAFE Index, an index more representative of the Fund’s investment strategy.
Bar Chart [Heading]	SBH International Equity Fund Institutional Class - Calendar Year Total Returns as of December 31 (%)
Bar Chart Closing [Text Block]
Highest Quarterly Return: 12/31/2022 19.20%	Lowest Quarterly Return: 6/30/2022 (14.16)%

The returns above are for the Institutional Class of the Fund. The Retail Class would have substantially similar annual returns to the Institutional Class because the classes are invested in the same portfolio securities. The Institutional Class’ returns will be higher over the long-term when compared to the Retail Class’ returns to the extent that the Retail Class has higher expenses.

Performance Table Heading	Average Annual Total Returns (for the Periods Ended December 31, 2025)
Performance Table Narrative

The Predecessor Fund was an unregistered limited partnership and, therefore, did not qualify as a regulated investment company for federal income tax purposes and was not required to make regular distributions of income or capital gains. As a result, after-tax returns for the Predecessor Fund are not shown.

Performance Availability Website Address [Text]	https://cisbh.com/funds
Performance Availability Phone [Text]	(800) 392-2673
Segall Bryant & Hamill International Equity Fund | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	19.20%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(14.16%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Segall Bryant & Hamill Global All Cap Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Bar Chart and Performance Tables
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year, and by showing how the Fund’s average annual returns for one, five, and ten years compare with those of a broad-based securities market index. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Please note that for longer term performance numbers, prior to April 29, 2016 the Fund was known as the Westcore Blue Chip Dividend Fund, prior to April 30, 2018 the Fund was known as the Westcore Global Large-Cap Dividend Fund, and prior to September 19, 2020 the Fund was known as the Segall Bryant & Hamill Global Large Cap Fund.

Updated performance information is available on https://cisbh.com/funds or call toll-free (800) 392-2673.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year, and by showing how the Fund’s average annual returns for one, five, and ten years compare with those of a broad-based securities market index.
Bar Chart [Heading]	SBH Global All Cap Fund Retail Class - Calendar Year Total Returns as of December 31 (%)
Bar Chart Closing [Text Block]
Highest Quarterly Return: 6/30/2020 16.21%	Lowest Quarterly Return: 3/31/2020 (23.72)%

The returns above are for the Retail Class of the Fund. The Institutional Class would have substantially similar annual returns to the Retail Class because the classes are invested in the same portfolio securities. The Institutional Class’ returns will be higher over the long-term when compared to the Retail Class’ returns to the extent that the Retail Class has higher expenses.

Performance Table Heading	Average Annual Total Returns (for the Periods Ended December 31, 2025)
Performance Table Narrative

After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown only for the Retail Class; after-tax returns for the Institutional Class will be different. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-qualified arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-qualified arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for the Retail Class; after-tax returns for the Institutional Class will be different.
Performance Availability Website Address [Text]	https://cisbh.com/funds
Performance Availability Phone [Text]	(800) 392-2673
Segall Bryant & Hamill Global All Cap Fund | Retail Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return
Highest Quarterly Return	16.21%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return
Lowest Quarterly Return	(23.72%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Segall Bryant & Hamill Plus Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Bar Chart and Performance Tables
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year, and by showing how the Fund’s average annual returns for one-, five-, and ten-years compare with those of a broad-based securities market index. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on https://cisbh.com/funds or call toll-free (800) 392-2673.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year, and by showing how the Fund’s average annual returns for one-, five-, and ten-years compare with those of a broad-based securities market index.
Bar Chart [Heading]	SBH Plus Bond Fund Retail Class - Calendar Year Total Returns as of December 31 (%)
Bar Chart Closing [Text Block]
Highest Quarterly Return: 12/31/2023 7.24%	Lowest Quarterly Return: 3/31/2022 (5.85)%

The returns above are for the Retail Class of the Fund. The Institutional Class would have substantially similar annual returns to the Retail Class because the classes are invested in the same portfolio securities. The Institutional Class’ returns will be higher over the long-term when compared to the Retail Class’ returns to the extent that the Retail Class has higher expenses.

Performance Table Heading	Average Annual Total Returns (for the Periods Ended December 31, 2025)
Performance Table Narrative

After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown only for the Retail Class, after-tax returns for the Institutional Class will be different. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-qualified arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-qualified arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for the Retail Class, after-tax returns for the Institutional Class will be different.
Performance Availability Website Address [Text]	https://cisbh.com/funds
Performance Availability Phone [Text]	(800) 392-2673
Segall Bryant & Hamill Plus Bond Fund | Retail Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return
Highest Quarterly Return	7.24%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return
Lowest Quarterly Return	(5.85%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Segall Bryant & Hamill Quality High Yield Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Bar Chart and Performance Tables
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year, and by showing how the Fund’s average annual returns for one-, five-, and ten-years compare with those of the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, and the Bloomberg U.S. High Yield 2% Issuer Capped Index, an index more representative of the Fund’s investment strategy. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on https://cisbh.com/funds or call toll-free (800) 392-2673.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year, and by showing how the Fund’s average annual returns for one-, five-, and ten-years compare with those of the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, and the Bloomberg U.S. High Yield 2% Issuer Capped Index, an index more representative of the Fund’s investment strategy.
Bar Chart [Heading]	SBH Quality High Yield Fund Retail Class - Calendar Year Total Returns as of December 31 (%)
Bar Chart Closing [Text Block]
Highest Quarterly Return: 6/30/2020 9.12%	Lowest Quarterly Return: 3/31/2020 (9.42)%

The returns above are for the Retail Class of the Fund. The Institutional Class would have substantially similar annual returns to the Retail Class because the classes are invested in the same portfolio securities. The Institutional Class’ returns will be higher over the long-term when compared to the Retail Class’ returns to the extent that the Retail Class has higher expenses.

Performance Table Heading	Average Annual Total Returns (for the Periods Ended December 31, 2025)
Performance Table Narrative

After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown only for the Retail Class, after-tax returns for the Institutional Class will be different. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-qualified arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-qualified arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for the Retail Class, after-tax returns for the Institutional Class will be different.
Performance Availability Website Address [Text]	https://cisbh.com/funds
Performance Availability Phone [Text]	(800) 392-2673
Segall Bryant & Hamill Quality High Yield Fund | Retail Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return
Highest Quarterly Return	9.12%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return
Lowest Quarterly Return	(9.42%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Segall Bryant & Hamill Municipal Opportunities Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Bar Chart and Performance Tables
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year, and by showing how the Fund’s average annual returns for one-year, five-years, and since inception compare with those of the Bloomberg Municipal Bond Index, a broad-based securities market index, and the Bloomberg 1-15 Year Municipal Blend Index, an index more representative of the Fund’s investment strategy. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on https://cisbh.com/funds or call toll-free (800) 392-2673.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year, and by showing how the Fund’s average annual returns for one-year, five-years, and since inception compare with those of the Bloomberg Municipal Bond Index, a broad-based securities market index, and the Bloomberg 1-15 Year Municipal Blend Index, an index more representative of the Fund’s investment strategy.
Bar Chart [Heading]	SBH Municipal Opportunities Fund Retail Class - Calendar Year Total Returns as of December 31 (%)
Bar Chart Closing [Text Block]
Highest Quarterly Return: 12.31/2023 5.72%	Lowest Quarterly Return: 3/31/2022 (5.67)%

The returns above are for the Retail Class of the Fund. The Institutional Class would have substantially similar annual returns to the Retail Class because the classes are invested in the same portfolio securities. The Institutional Class’ returns will be higher over the long-term when compared to the Retail Class’ returns to the extent that the Retail Class has higher expenses.

Performance Table Heading	Average Annual Total Returns (for the Periods Ended December 31, 2025)
Performance Table Narrative

After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown only for the Retail Class, after-tax returns for the Institutional Class will be different. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-qualified arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-qualified arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for the Retail Class, after-tax returns for the Institutional Class will be different.
Performance Availability Website Address [Text]	https://cisbh.com/funds
Performance Availability Phone [Text]	(800) 392-2673
Segall Bryant & Hamill Municipal Opportunities Fund | Retail Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return
Highest Quarterly Return	5.72%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return
Lowest Quarterly Return	(5.67%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Segall Bryant & Hamill Colorado Tax Free Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Bar Chart and Performance Tables
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year, and by showing how the Fund’s average annual returns for one-, five-, and ten-years compare with those of the Bloomberg Municipal Bond Index, a broad-based securities market index, and the Bloomberg

1-15 Year Municipal Blend Index, an index more representative of the Fund’s investment strategy. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on https://cisbh.com/funds or call toll-free (800) 392-2673.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year, and by showing how the Fund’s average annual returns for one-, five-, and ten-years compare with those of the Bloomberg Municipal Bond Index, a broad-based securities market index, and the Bloomberg 1-15 Year Municipal Blend Index, an index more representative of the Fund’s investment strategy.
Bar Chart [Heading]	SBH Colorado Tax Free Fund Retail Class - Calendar Year Total Returns as of December 31 (%)
Bar Chart Closing [Text Block]
Highest Quarterly Return: 12/31/2023 6.27%	Lowest Quarterly Return: 3/31/2022 (4.98)%

The returns above are for the Retail Class of the Fund. The Institutional Class would have substantially similar annual returns to the Retail Class because the classes are invested in the same portfolio securities. The Institutional Class’ returns will be higher over the long-term when compared to the Retail Class’ returns to the extent that the Retail Class has higher expenses.

Performance Table Heading	Average Annual Total Returns (for the Periods Ended December 31, 2025)
Performance Table Narrative

After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-qualified arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-qualified arrangements, such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	https://cisbh.com/funds
Performance Availability Phone [Text]	(800) 392-2673
Segall Bryant & Hamill Colorado Tax Free Fund | Retail Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return
Highest Quarterly Return	6.27%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return
Lowest Quarterly Return	(4.98%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Barrett Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Bar Chart and Performance Tables
Performance Narrative [Text Block]

On November 20, 2023, the Fund acquired all of the assets and liabilities of the Barrett Growth Fund, a series of the Trust for Professional Managers (the “Predecessor Fund”), an unaffiliated registered investment company. The Predecessor Fund was advised by Barrett Asset Management, LLC. Performance results shown in the bar chart and the performance table below for periods prior to November 20, 2023 reflect the performance of the Predecessor Fund.

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for one-, five- and ten-years (including performance of the Predecessor Fund, as described above), compare with those of a broad-based securities market index. The Fund’s past performance (including the Predecessor Fund’s past performance), before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available on https://cisbh.com/funds or call toll-free (800) 392-2673.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (including the Predecessor Fund’s past performance), before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for one-, five- and ten-years (including performance of the Predecessor Fund, as described above), compare with those of a broad-based securities market index.
Bar Chart [Heading]	Barrett Growth Fund Retail Class - Calendar Year Total Returns as of December 31 (%)
Bar Chart Closing [Text Block]
Highest Quarterly Return: 6/30/2020 22.72%	Lowest Quarterly Return: 6/30/2022 (17.54)%

Performance Table Heading	Average Annual Total Returns (for the Periods Ended December 31, 2025)
Performance Table Narrative

After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-qualified arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-qualified arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax benefit to the investor.
Performance Table Closing [Text Block]

In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax benefit to the investor.

Performance Availability Website Address [Text]	https://cisbh.com/funds
Performance Availability Phone [Text]	(800) 392-2673
Barrett Growth Fund | Retail Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return
Highest Quarterly Return	22.72%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return
Lowest Quarterly Return	(17.54%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Barrett Opportunity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Bar Chart and Performance Tables
Performance Narrative [Text Block]

On November 20, 2023, the Fund acquired all the assets and liabilities of the Barrett Opportunity Fund, Inc., (the “Predecessor Fund”), an unaffiliated registered investment company. The Predecessor Fund was advised by Barrett Asset Management, LLC. Performance results shown in the bar chart and the performance table below for periods prior to November 20, 2023 reflect the performance of the Predecessor Fund.

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for one-, five- and ten-years (including performance of the Predecessor Fund, as described above), compare with those of a broad-based securities market index. The Fund’s past performance (including the Predecessor Fund’s past performance), before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available on https://cisbh.com/funds or call toll free (800) 392-2673.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (including the Predecessor Fund’s past performance), before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for one-, five- and ten-years (including performance of the Predecessor Fund, as described above), compare with those of a broad-based securities market index.
Bar Chart [Heading]	Barrett Opportunity Fund Retail Class - Calendar Year Total Returns as of December 31 (%)
Bar Chart Closing [Text Block]
Highest Quarterly Return: 6/30/2020 16.98%	Lowest Quarterly Return: 3/31/2020 (24.44)%

Performance Table Heading	Average Annual Total Returns (for the Periods Ended December 31, 2025)
Performance Table Narrative

After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-qualified arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-qualified arrangements, such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	https://cisbh.com/funds
Performance Availability Phone [Text]	(800) 392-2673
Barrett Opportunity Fund | Retail Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return
Highest Quarterly Return	16.98%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return
Lowest Quarterly Return	(24.44%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Segall Bryant & Hamill Select Equity ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for one-year and since inception periods compare with the Russell 3000® Index, a broad-based securities market index, and the Russell 1000® Index, an index more representative of the Fund’s investment strategy. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on https://cisbh.com/funds/etfs or call toll-free (800) 836-4265.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for one-year and since inception periods compare with the Russell 3000® Index, a broad-based securities market index, and the Russell 1000® Index, an index more representative of the Fund’s investment strategy.
Bar Chart [Heading]	SBH Select Equity ETF Calendar Year Total Returns as of December 31 (%)
Bar Chart Closing [Text Block]
Highest Quarterly Return: 6/30/2025 8.36%	Lowest Quarterly Return: 3/31/2025 (9.55)%

Performance Table Heading	Average Annual Total Returns (for the Periods Ended December 31, 2025)
Performance Table Narrative

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-qualified arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-qualified arrangements, such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	https://cisbh.com/funds/etfs
Performance Availability Phone [Text]	(800) 836-4265
Segall Bryant & Hamill Select Equity ETF | Segall Bryant & Hamill Select Equity ETF Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	8.36%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(9.55%)
Lowest Quarterly Return, Date	Mar. 31, 2025